Financial Instruments (Schedule of Carrying Amounts of Recognized Financial Instruments) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Trade receivables	₪ 2,264	₪ 2,182
Financial liabilities
Trade payables and accrued expenses	652	675
Gross amounts of recognized financial assets (liabilities) [Member]
Financial assets
Trade receivables	170	224
Financial liabilities
Trade payables and accrued expenses	(149)	(183)
Gross amounts of financial assets (liabilities) recognized and offset in the consolidated statements of financial position [Member]
Financial assets
Trade receivables	(123)	(159)
Financial liabilities
Trade payables and accrued expenses	123	159
Net amounts of financial assets (liabilities) presented in the consolidated statements of financial position [Member]
Financial assets
Trade receivables	47	65
Financial liabilities
Trade payables and accrued expenses	₪ (26)	₪ (24)